Other Current Assets (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Current Assets [Line Items]
Short-term deferred income taxes	$ 174	$ 215	$ 215
Due from Baxter International Inc	493
Prepaid expenses and other	191	173	$ 144
Other current assets	$ 858	$ 388